INTEREST EXPENSES (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTEREST EXPENSES
Interest expenses for securities borrowed - Due to brokers	$ 722,310	$ 183,138	$ 18,624
Interest expenses for securities borrowed - Due to clients	15,467	26,650	132,034
Interest expenses for margin financing - Due to banks	171,451	74,397	125,002
Interest expenses for margin financing - Due to other licensed financial institutions	131	8,318	51,179
Interest Expenses for Other Businesses	1,400		50,063
Total	$ 910,759	$ 292,503	$ 376,902